Share Capital - Restricted Share Unit Plan, Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, grant date fair value | $	$ 2.4	$ 3.2
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	163,904	203,537
Weighted average fair value price, equity instruments granted in share-based payment arrangement, | $ / shares	$ 14.91	$ 15.59